UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

________

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway Emerging Markets Fund

Institutional Class - CEMIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Institutional Class	$53	1.10%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,983,028	185	$10,268	42%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

China
35.2%
Taiwan
17.8%
India
14.9%
South Korea
13.2%
Brazil
3.9%
Saudi Arabia
2.8%
United Arab Emirates
1.9%
Turkey
1.7%
Short-Term Investment
1.5%
Indonesia
1.3%
Poland
0.8%
South Africa
0.8%
Other Countries
3.4%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
Other Countries	3.4%
South Africa	0.8%
Poland	0.8%
Indonesia	1.3%
Short-Term Investment	1.5%
Turkey	1.7%
United Arab Emirates	1.9%
Saudi Arabia	2.8%
Brazil	3.9%
South Korea	13.2%
India	14.9%
Taiwan	17.8%
China	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd. ADR	3.4%
China Construction Bank Corp., Class H	3.1%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)	1.7%
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)	1.7%
Ping An Insurance Group Co. of China Ltd., Class H	1.5%
REC Ltd.	1.5%
Meituan, Class B	1.4%
JD.com Inc. ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-emerging-markets-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CEMIX-SAR-2025

Causeway Capital Management Trust

Causeway Emerging Markets Fund

Investor Class - CEMVX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Investor Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Investor Class	$66	1.35%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,983,028	185	$10,268	42%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	3.4%
South Africa	0.8%
Poland	0.8%
Indonesia	1.3%
Short-Term Investment	1.5%
Turkey	1.7%
United Arab Emirates	1.9%
Saudi Arabia	2.8%
Brazil	3.9%
South Korea	13.2%
India	14.9%
Taiwan	17.8%
China	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd. ADR	3.4%
China Construction Bank Corp., Class H	3.1%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)	1.7%
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)	1.7%
Ping An Insurance Group Co. of China Ltd., Class H	1.5%
REC Ltd.	1.5%
Meituan, Class B	1.4%
JD.com Inc. ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-emerging-markets-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CEMVX-SAR-2025

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Other Information (Form N-CSRS Items 8-11) (Unaudited)	25

Schedule of Investments

March 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

COMMON STOCK
Argentina — 0.1%
Adecoagro S.A.	218,515	$2,441

Brazil — 3.2%
BB Seguridade Participacoes S.A.	400,800	2,834
C&A MODAS S.A. [1]	2,274,800	4,253
Cia de Saneamento de Minas Gerais Copasa MG	1,181,000	4,110
Cury Construtora e Incorporadora S.A.	1,222,100	5,230
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,349,600	5,645
Direcional Engenharia S.A.	1,020,400	5,595
Embraer S.A. ADR [1]	149,498	6,907
JBS SA	2,570,400	18,536
Vibra Energia S.A.	3,630,900	11,364
		64,474
China — 31.7%
3SBio Inc. [1]	6,109,000	9,389
Alibaba Group Holding Ltd. ADR	516,401	68,284
Atour Lifestyle Holdings Ltd. ADR	243,862	6,913
BYD Co. Ltd., Class H	375,500	18,955
China Construction Bank Corp., Class H	68,810,000	60,839
China Galaxy Securities Co. Ltd., Class H	10,267,000	10,212
China Hongqiao Group Ltd.	6,202,500	12,753
China Life Insurance Co. Ltd., Class H	4,716,000	9,091
China Lumena New Materials Corp. [1,2]	264,100	—
China Medical System Holdings Ltd.	1,675,000	1,604
China Pacific Insurance Group Co. Ltd., Class H	3,674,400	11,545
China Railway Group Ltd., Class H	15,943,000	7,027
China Resources Pharmaceutical Group Ltd.	6,914,000	4,496
China State Construction International Holdings Ltd.	3,650,000	4,719
CITIC Ltd.	8,052,000	9,934
COSCO SHIPPING Holdings Co. Ltd., Class H	11,425,900	17,972
Geely Automobile Holdings Ltd.	3,575,000	7,645
Gree Electric Appliances Inc. of Zhuhai, Class A	1,110,493	6,961
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,823,515	4,064
Hello Group Inc. ADR	536,818	3,387

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

China — (continued)
Hengtong Optic-electric Co. Ltd., Class A	3,374,080	$7,742
Industrial & Commercial Bank of China, Class H	9,738,000	6,933
JD.com Inc. ADR	676,960	27,837
Kuaishou Technology, Class B [1]	739,800	5,167
Meituan, Class B [1]	1,434,400	28,719
New China Life Insurance Co. Ltd., Class H	2,389,300	9,104
Orient Overseas International Ltd.	121,000	1,793
PDD Holdings Inc. ADR [1]	41,504	4,912
People's Insurance Company Group of China Ltd., Class H	14,792,000	7,642
PetroChina Co. Ltd., Class H	6,838,000	5,527
Ping An Insurance Group Co. of China Ltd., Class H	5,028,000	29,917
Pop Mart International Group Ltd.	729,600	14,674
Qifu Technology Inc. ADR	419,682	18,848
Tencent Holdings Ltd.	2,055,589	131,290
Tencent Music Entertainment Group ADR	278,325	4,011
Vipshop Holdings Ltd. ADR	193,665	3,037
Weibo Corp. ADR	647,901	6,136
Xiaomi Corp., Class B [1]	2,453,800	15,515
Yunnan Yuntianhua Co. Ltd., Class A	1,515,900	4,779
Yutong Bus Co. Ltd., Class A	1,355,600	4,956
Zhejiang NHU Co. Ltd., Class A	4,433,462	13,682
		628,011
Greece — 0.4%
Eurobank Ergasias Services and Holdings S.A.	2,654,347	7,081

India — 14.9%
Amber Enterprises India Ltd. [1]	55,178	4,623
Aurobindo Pharma Ltd.	92,182	1,247
Bank of India	4,742,652	5,912
Bharti Airtel Ltd.	1,271,551	25,706
BSE Ltd.	37,775	2,405
Canara Bank	4,820,703	4,988
Cartrade Tech Ltd. [1]	230,105	4,411
Chambal Fertilisers and Chemicals Ltd.	749,636	5,456
Coforge Ltd.	61,811	5,795
Divi's Laboratories Ltd.	96,970	6,534

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

India — (continued)
Dixon Technologies India Ltd.	64,527	$9,897
Firstsource Solutions Ltd.	1,305,858	5,165
HDFC Asset Management Co. Ltd.	137,169	6,418
Hindalco Industries Ltd.	1,355,044	10,752
Housing & Urban Development Corp. Ltd.	2,969,355	6,882
Indian Hotels Co. Ltd., Class A	901,164	8,258
Indus Towers Ltd. [1]	923,643	3,592
Info Edge India Ltd.	95,099	7,940
Infosys Ltd. ADR	819,129	14,949
LIC Housing Finance Ltd.	1,093,045	7,174
Lupin Ltd.	515,809	12,214
Mahindra & Mahindra Ltd.	594,794	18,462
Max Healthcare Institute Ltd.	532,679	6,813
Muthoot Finance Ltd.	323,853	9,004
Natco Pharma Ltd.	524,569	4,876
National Aluminium Co. Ltd.	2,832,487	5,770
Oil & Natural Gas Corp. Ltd.	3,368,407	9,680
OneSource Specialty Pharma Ltd. [1]	169,284	3,471
PG Electroplast Ltd.	427,522	4,547
REC Ltd.	5,926,183	29,541
Shriram Finance Ltd.	1,803,423	13,772
Sun Pharmaceutical Industries Ltd.	892,650	18,089
Union Bank of India Ltd.	5,669,756	8,307
Zydus Lifesciences Ltd.	329,029	3,403
		296,053
Indonesia — 1.3%
Alamtri Resources Indonesia Tbk PT [1]	7,004,124	2,727
Astra International Tbk PT	29,272,300	8,663
Indo Tambangraya Megah Tbk PT	1,441,700	1,996
Indofood Sukses Makmur Tbk PT	9,982,800	4,277
Perusahaan Gas Negara Tbk PT	39,571,900	3,698
United Tractors Tbk PT	2,982,200	4,228
		25,589
Malaysia — 0.7%
My EG Services BHD	28,181,300	5,824
Sime Darby BHD	8,027,200	4,010
Tenaga Nasional BHD	1,079,300	3,260
		13,094

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Mexico — 0.5%
Fibra Uno Administracion SA de CV [3]	6,389,900	$7,463
Gentera SAB de CV	1,964,000	3,027
		10,490
Peru — 0.1%
Credicorp Ltd.	9,484	1,766

Poland — 0.8%
ORLEN SA	170,758	3,001
Powszechny Zaklad Ubezpieczen SA	928,590	13,427
		16,428
Russia — 0.0%
LUKOIL PJSC [1,2]	172,525	—
Sberbank of Russia PJSC ADR [1,2]	790,503	—
		—
Saudi Arabia — 2.8%
Arab National Bank	1,096,657	6,731
Arabian Internet & Communications Services Co.	77,446	6,238
Elm Co.	35,356	9,126
Etihad Etisalat Co.	471,018	7,660
Riyad Bank	1,146,771	10,056
Riyadh Cables Group Co.	100,620	3,401
Saudi National Bank	1,348,075	12,846
		56,058
Singapore — 0.8%
Sea Ltd. ADR [1]	115,775	15,108

South Africa — 0.8%
Anglogold Ashanti PLC	105,354	3,946
Growthpoint Properties Ltd. [3]	8,866,149	6,262
Sasol Ltd. [1]	1,413,730	5,899
		16,107
South Korea — 13.2%
BH Co. Ltd.	268,025	2,490
BNK Financial Group Inc.	599,356	4,172
DB HiTek Co. Ltd.	132,983	3,861
DB Insurance Co. Ltd.	107,175	6,448
GS Holdings Corp.	124,246	3,105
Hana Financial Group Inc.	266,426	10,783

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

South Korea — (continued)
Hankook Tire & Technology Co. Ltd.	208,874	$5,596
Hanwha Corp.	154,284	4,291
Hyundai Glovis Co. Ltd.	80,758	6,164
Hyundai Heavy Industries Co. Ltd.	35,908	4,901
Hyundai Marine & Fire Insurance Co. Ltd.	220,489	3,272
Hyundai Mobis Co. Ltd.	74,897	13,250
Hyundai Motor Co.	93,890	12,574
Hyundai Rotem Co. Ltd.	109,086	7,779
Kangwon Land Inc.	388,691	4,398
Kia Corp.	427,455	26,794
KIWOOM Securities Co. Ltd.	42,088	3,627
Korea Electric Power Corp.	417,075	6,132
Korea Gas Corp.	211,122	5,111
Korea Investment Holdings Co. Ltd.	106,742	5,292
Korean Air Lines Co. Ltd.	429,291	6,210
Krafton Inc. [1]	22,977	5,220
KT Corp.	240,215	8,091
KT&G Corp.	77,512	5,322
LX INTERNATIONAL CORP.	187,156	3,203
NAVER Corp.	75,755	9,826
OCI Holdings Co. Ltd.	72,990	3,207
PharmaResearch Co. Ltd.	44,370	10,004
Samsung Electronics Co. Ltd.	614,652	24,127
Samsung Securities Co. Ltd.	158,642	4,875
Shinhan Financial Group Co. Ltd.	108,215	3,458
SK Hynix Inc.	139,304	18,041
SK Telecom Co. Ltd.	210,861	7,948
Woori Financial Group Inc.	824,490	9,239
Youngone Corp.	97,751	3,253
		262,064
Taiwan — 17.8%
Accton Technology Corp.	535,000	9,281
Arcadyan Technology Corp.	845,000	5,726
Asia Vital Components Co. Ltd.	260,019	3,556
Asustek Computer Inc.	930,000	17,058
Cathay Financial Holding Co. Ltd.	6,906,000	12,729
Eva Airways Corp.	12,167,000	14,860
Evergreen Marine Corp. Taiwan Ltd.	2,270,000	15,075
Hon Hai Precision Industry Co. Ltd.	4,991,298	21,948

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Taiwan — (continued)
MediaTek Inc.	423,000	$17,709
MPI Corp.	409,000	8,056
Pou Chen Corp.	4,378,000	4,655
Quanta Computer Inc.	755,000	5,105
Radiant Opto-Electronics Corp.	723,000	3,919
Taiwan Semiconductor Manufacturing Co. Ltd.	5,633,000	154,387
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	166,247	27,597
Taiwan Surface Mounting Technology Co. Ltd.	1,086,000	3,467
Wistron Corp.	2,813,000	8,074
Wiwynn Corp.	124,000	6,106
Yang Ming Marine Transport Corp.	5,859,000	13,129
		352,437
Thailand — 0.8%
Com7, Class F	4,862,100	2,752
Krung Thai Bank PCL	16,573,600	11,774
Sansiri PCL	33,075,300	1,384
		15,910
Turkey — 1.7%
AG Anadolu Grubu Holding AS	695,164	5,403
Dogus Otomotiv Servis ve Ticaret AS	852,069	5,148
Enka Insaat ve Sanayi AS	2,675,609	4,480
KOC Holding AS	1,650,298	7,121
Turk Hava Yollari AO [1]	732,309	5,998
Turkcell Iletisim Hizmetleri AS	2,352,963	5,938
		34,088
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	2,482,516	7,357
Aldar Properties PJSC	4,819,669	11,006
Emaar Properties PJSC	5,249,366	19,011
		37,374
Total Common Stock
(Cost $1,730,593) — 93.5%		1,854,573

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Face Amount	Value (000)

EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)
4/10/2025[1,4,5]	$34,730,175	$34,689
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)
9/30/2025[1,4,5]	28,909,000	34,066

Total Equity-Linked Notes
(Cost $63,639) — 3.5%		68,755

	Number of Shares

PREFERENCE STOCK
Brazil — 0.7%
Bradespar SA	2,687,800	8,478
Marcopolo SA	4,996,040	5,402
Total Preference Stock
(Cost $17,201) — 0.7%		13,880

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.29% *	29,147,221	29,147

Total Short-Term Investment
(Cost $29,147) — 1.5%		29,147

Total Investments — 99.2%
(Cost $1,840,580)		1,966,355

Other Assets in Excess of Liabilities — 0.8%		16,673

Net Assets — 100.0%		$1,983,028

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI Emerging Markets	478	Jun-2025	$27,496	$26,548	$(948)

*	The rate reported is the 7-day effective yield as of March 31, 2025.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy
3	Real Estate Investment Trust.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $68,755 (000) representing 3.5% of the Net Assets.

5

Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying reference(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
USD	United States Dollar

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$2,441	$—	$—		$2,441
Brazil	64,474	—	—		64,474
China	628,011	—	—	^	628,011
Greece	7,081	—	—		7,081
India	18,420	277,633	—		296,053
Indonesia	—	25,589	—		25,589
Malaysia	—	13,094	—		13,094
Mexico	10,490	—	—		10,490
Peru	1,766	—	—		1,766
Poland	16,428	—	—		16,428

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (concluded)

March 31, 2025 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Russia	$—	$—	$—	^	$—
Saudi Arabia	7,660	48,398	—		56,058
Singapore	15,108	—	—		15,108
South Africa	16,107	—	—		16,107
South Korea	262,064	—	—		262,064
Taiwan	352,437	—	—		352,437
Thailand	—	15,910	—		15,910
Turkey	—	34,088	—		34,088
United Arab Emirates	—	37,374	—		37,374
Total Common Stock	1,402,487	452,086	—		1,854,573
Equity-Linked Notes	—	68,755	—		68,755
Preference Stock
Brazil	13,880	—	—		13,880
Total Preference Stock	13,880	—	—		13,880
Short-Term Investment	29,147	—	—		29,147
Total Investments in Securities	$1,445,514	$520,841	$—		$1,966,355

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Futures Contracts*
Unrealized Depreciation	$(948)	$—	$—		$(948)
Total Other Financial Instruments	$(948)	$—	$—		$(948)

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Statement of Assets and Liabilities (000)* (Unaudited)

CAUSEWAY EMERGING MARKETS FUND
3/31/25
ASSETS:
Investments at Value (Cost $1,840,580)	$1,966,355
Cash	83
Cash pledged as collateral for futures contracts	1,594
Foreign Currency (Cost $3,968)	1,964
Receivable for Dividends	9,168
Receivable for Investment Securities Sold	6,745
Receivable for Fund Shares Sold	5,965
Receivable for Tax Reclaims	714
Prepaid Expenses	61
Total Assets	1,992,649
LIABILITIES:
Payable for Investment Securities Purchased	3,258
Accrued Foreign Capital Gains Tax on Appreciated Securities	2,183
Payable for Fund Shares Redeemed	1,862
Payable Due to Adviser	1,724
Payable for Shareholder Service Fees - Investor Class	153
Payable for Variation Margin	74
Payable Due to Administrator	32
Payable for Trustees' Fees	20
Other Accrued Expenses	315
Total Liabilities	9,621
Net Assets	$1,983,028
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$1,927,504
Total Distributable Earnings	55,524
Net Assets	$1,983,028
Net Asset Value Per Share (based on net assets of $1,556,217,084 ÷ 142,092,790 shares) - Institutional Class	$10.95
Net Asset Value Per Share (based on net assets of $426,811,261 ÷ 38,353,306 shares) - Investor Class	$11.13

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Statement of Operations (000) (Unaudited)

CAUSEWAY EMERGING MARKETS FUND
10/01/24 to 3/31/25
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $5,004)	$22,127
Total Investment Income	22,127
EXPENSES:
Investment Advisory Fees	10,390
Shareholder Service Fees — Investor Class	558
Administration Fees	191
Custodian Fees	556
Transfer Agent Fees	95
Printing Fees	79
Professional Fees	55
Registration Fees	47
Trustees' Fees	43
Other Fees	85
Total Expenses	12,099
Waiver of Investment Advisory Fees	(122)
Total Waiver	(122)
Net Expenses	11,977
Net Investment Income	10,150

Net Realized Gain (Loss) on:
Investments	46,616
Futures Contracts	1,198
Foreign Capital Gains Tax	(3,647)
Foreign Currency Transactions	934
Net Realized Gain (Loss)	45,101

Net Unrealized Appreciation (Depreciation) on:
Investments	(184,661)
Futures Contracts	(3,404)
Accrued Foreign Capital Gains Tax on Appreciated Securities	20,232
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(1,965)
Net Unrealized Appreciation (Depreciation)	(169,798)
Net Realized and Unrealized Loss	(124,697)
Net Decrease in Net Assets Resulting from Operations	$(114,547)

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY EMERGING MARKETS FUND
	10/01/24 to 3/31/25 (Unaudited )	10/01/23 to 9/30/24
OPERATIONS:
Net Investment Income	$10,150	$41,144
Net Realized Gain	45,101	44,733
Net Change in Unrealized Appreciation (Depreciation)	(169,798)	320,518

Net Increase (Decrease) in Net Assets Resulting From Operations	(114,547)	406,395
DISTRIBUTIONS:
Institutional Class	(58,599)	(43,224)
Investor Class	(15,343)	(12,029)
Total Distributions to Shareholders	(73,942)	(55,253)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	(326)	603,991
Total Increase (Decrease) in Net Assets	(188,815)	955,133
NET ASSETS:
Beginning of Period	2,171,843	1,216,710
End of Period	$1,983,028	$2,171,843

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Financial Highlights

For the Six Months Ended March 31, 2025 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway Emerging Markets Fund
Institutional
2025(1)	12.00	0.06	(0.70)	(0.64)	(0.41)	—	(0.41)
2024	9.62	0.29	2.57	2.86	(0.48)	—	(0.48)
2023	8.60	0.30	1.15	1.45	(0.43)	—	(0.43)
2022	14.87	0.34	(3.81)	(3.47)	(0.40)	(2.40)	(2.80)
2021	12.77	0.22	2.09	2.31	(0.21)	—	(0.21)
2020	11.87	0.16	1.01	1.17	(0.27)	—	(0.27)
Investor
2025(1)	12.17	0.04	(0.70)	(0.66)	(0.38)	—	(0.38)
2024	9.76	0.27	2.59	2.86	(0.45)	—	(0.45)
2023	8.69	0.29	1.17	1.46	(0.39)	—	(0.39)
2022	14.99	0.29	(3.84)	(3.55)	(0.35)	(2.40)	(2.75)
2021	12.88	0.21	2.08	2.29	(0.18)	—	(0.18)
2020	11.97	0.15	1.00	1.15	(0.24)	—	(0.24)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

10.95	(5.34)	1,556,217	1.10	1.11	1.03	42
12.00	31.02	1,698,982	1.10	1.14	2.73	91
9.62	17.32	969,435	1.11	1.16	3.22	93
8.60	(28.39)	1,116,479	1.10	1.13	2.98	68
14.87	18.06	2,187,057	1.10	1.11	1.40	46
12.77	9.79	2,667,366	1.08	1.08	1.33	41

11.13	(5.38)	426,811	1.35	1.36	0.77	42
12.17	30.57	472,861	1.35	1.39	2.47	91
9.76	17.26	247,275	1.36	1.41	3.03	93
8.69	(28.63)	254,914	1.35	1.38	2.42	68
14.99	17.78	684,530	1.35	1.36	1.37	46
12.88	9.55	554,976	1.31	1.31	1.20	41

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

1. Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2025, the Trust has four additional series, the financial statements of which are presented separately.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes, warrants or equity-linked notes used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note, warrant,

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

or equity-linked note including those related to performance and fees.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are overseen by the Fund’s valuation designee, Causeway Capital Management LLC (“Adviser”), and implemented through a Fair Value Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2025, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Futures Contracts – To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss on the Statement of Operations equal to the difference between the contract price at closing and the contract price at opening.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities.

Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2025.

The Fund invests in futures contracts, including futures contracts based on emerging markets indices, to obtain exposures to emerging markets for cash management or other reasons.

All futures held during the year were equity risk contracts. During the six months ended March 31, 2025, the average quarterly notional amount of futures was $116,302 (000).

Equity-Linked Notes – An equity-linked note is a structured security with a return linked to one or more underlying reference equity securities or an index of securities. Changes in the market value of equity-linked notes are recorded as unrealized appreciation or depreciation and realized gains or losses are recorded upon the sale or maturity of the notes in the Statement of Operations within investments in securities. The risks of investing

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

in equity-linked notes include unfavorable price movements in the underlying securities and the credit risk of the issuing financial institution. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2026 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2025, the Adviser waived $122,192 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2025, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2025, approximately $10,093 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2025, for the Fund were as follows (000):

Purchases	Sales
$837,980	$879,833

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2024 and September 30, 2023 was as follows (000):

	Ordinary Income	Total
2024	$55,253	$55,253
2023	57,816	57,816

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

As of September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$73,745
Capital Loss Carryforwards	(37,611)
Unrealized Appreciation	207,879
Total Distributable Earnings	$244,013

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$37,611	$—	$37,611

For the fiscal year ended September 30, 2024, the Fund utilized $533 (000) of short term capital loss carryforwards and no long term capital loss carryforwards.

At March 31, 2025, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$1,840,580	$260,201	$(134,426)	$125,775

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(concluded)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2025 (Unaudited)		Fiscal Year Ended September 30, 2024
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	23,801	$266,807	71,361	$768,358
Shares Issued in Reinvestment of Dividends and Distributions	4,340	47,130	4,045	38,270
Shares Redeemed	(27,642)	(309,631)	(34,555)	(351,457)
Increase in Shares Outstanding Derived from Institutional Class Transactions	499	4,306	40,851	455,171
Investor Class
Shares Sold	9,163	103,642	23,307	253,493
Shares Issued in Reinvestment of Dividends and Distributions	1,387	15,315	1,247	11,993
Shares Redeemed	(11,039)	(123,589)	(11,058)	(116,666)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	(489)	(4,632)	13,496	148,820
Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	10	$(326)	54,347	$603,991

8. Significant Shareholder Concentration

As of March 31, 2025, two of the Fund's shareholders of record owned 34% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10. Recent Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway Emerging Markets Fund

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Causeway Emerging Markets Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-004-1700

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 4, 2025

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 4, 2025